Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar. 01, 2012
PowerShares KBW Premium Yield Equity REIT Portfolio (Prospectus Summary) | PowerShares KBW Premium Yield Equity REIT Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares KBW Premium Yield Equity REIT Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The PowerShares KBW Premium Yield Equity REIT Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the KBW Premium Yield Equity REIT Index (the "Underlying
Index").
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the period from the Fund's inception
(December 2, 2010) through the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in the securities of small- and mid-cap equity REITs in the United States that comprise the Underlying Index. Keefe, Bruyette & Woods, Inc. ("KBW" or the "Index
Provider") compiles, maintains and calculates the Underlying Index using a dividend yield-weighted methodology to select approximately 24 to 40 U.S. small-
and mid-cap equity REITs. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the
Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Risks of Investing in the Real Estate Industry. Investments in the real estate industry may be affected by economic, legal, cultural, environment or technological factors that affect the property values, rents or occupancies of real estate related to the Fund's holdings.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

High Dividend Yield Securities Risk. At times, high-yielding, dividend-paying securities may be out of favor and may underperform other market segments (e.g., growth stocks).

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Risk, Lose Money	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's average annual total returns compared with broad measures of market performance. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the
Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter 10.42% (4th Quarter 2011) (16.87)% (3rd Quarter 2011)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares KBW Premium Yield Equity REIT Portfolio (Prospectus Summary) | PowerShares KBW Premium Yield Equity REIT Portfolio | S&P 500 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2010
PowerShares KBW Premium Yield Equity REIT Portfolio (Prospectus Summary) | PowerShares KBW Premium Yield Equity REIT Portfolio | KBW Premium Yield Equity REIT Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	KBW Premium Yield Equity REIT Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.30%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.80%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2010
PowerShares KBW Premium Yield Equity REIT Portfolio (Prospectus Summary) | PowerShares KBW Premium Yield Equity REIT Portfolio | Dow Jones U.S. Real Estate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Real Estate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2010
PowerShares KBW Premium Yield Equity REIT Portfolio (Prospectus Summary) | PowerShares KBW Premium Yield Equity REIT Portfolio | PowerShares KBW Premium Yield Equity REIT Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	37
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	202
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	456
Annual Return 2011	rr_AnnualReturn2011	(4.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.87%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.75%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.23%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2010
PowerShares KBW Premium Yield Equity REIT Portfolio (Prospectus Summary) | PowerShares KBW Premium Yield Equity REIT Portfolio | PowerShares KBW Premium Yield Equity REIT Portfolio | After Taxes on Distributions

Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.81%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.19%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2010
PowerShares KBW Premium Yield Equity REIT Portfolio (Prospectus Summary) | PowerShares KBW Premium Yield Equity REIT Portfolio | PowerShares KBW Premium Yield Equity REIT Portfolio | After Taxes on Distributions and Sales

Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.96%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2010